Average Annual Total Returns{- Fidelity High Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity High Income Fund	Fidelity High Income Fund Return Before Taxes Past 1 year	Fidelity High Income Fund Return Before Taxes Past 5 years	Fidelity High Income Fund Return Before Taxes Past 10 years	Fidelity High Income Fund After Taxes on Distributions Past 1 year	Fidelity High Income Fund After Taxes on Distributions Past 5 years	Fidelity High Income Fund After Taxes on Distributions Past 10 years	Fidelity High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity High Income Fund After Taxes on Distributions and Sales Past 10 years	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	4.23%	5.26%	5.84%	2.25%	3.04%	3.42%	2.48%	3.05%	3.43%	5.35%	6.08%	6.71%